SUPPLEMENT DATED APRIL 29, 2024
                    TO THE VARIABLE ANNUITY PROSPECTUSES
--------------------------------------------------------------------------------
                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                Polaris Select Investor Variable Annuity

	THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT
                   Polaris Select Investor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.


Effective on April 29, 2024, the SA DFA Ultra Short Bond Portfolio was renamed the SA JPMorgan Ultra-Short Bond Portfolio and the subadvisor was changed from Dimensional Fund Advisors LP to J.P. Morgan Investment Management Inc. All references to "SA DFA Ultra Short Bond Portfolio" in the prospectuses are replaced with "SA JPMorgan Ultra-Short Bond Portfolio."


Effective on April 29, 2024, the SA Goldman Sachs Global Bond Portfolio was renamed the SA PIMCO Global Bond Opportunities Portfolio and the subadvisor was changed from Goldman Sachs Asset Management International to Pacific Investment Management Company, LLC. All references to "SA Goldman Sachs Global Bond Portfolio" in the prospectuses are replaced with "SA PIMCO Global Bond Opportunities Portfolio."


Effective on May 1, 2024, the Delaware Ivy VIP Asset Strategy - Class II will be renamed the Macquarie VIP Asset Strategy Series - Service Class. Accordingly, all references to "Delaware Ivy VIP Asset Strategy - Class II" in the prospectuses are replaced with "Macquarie VIP Asset Strategy Series - Service Class."


Effective on April 26, 2024, all references to the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (the "Portfolio") are hereby removed from the prospectus as a result of the liquidation of the Portfolio.

Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.